SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation and Transaction (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end spot rate	6.6981	6.4566	7.0651
Average rate	6.4554	6.6221	7.0309